PROPERTY, PLANT AND EQUIPMENT, NET - (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	¥ 83,224	$ 12,791	¥ 117,051	¥ 138,075
Property and equipment pledged as collateral	37,481		111,728		$ 5,761
Secured bank borrowings	29,725		78,445		4,569
Equipment under operating lease, cost	519,426		812,207		79,834
Equipment under operating lease, accumulated depreciation	312,853		354,207		48,085
Impairment Write Off	27,906	4,289	4,360	0
Tangible Asset Impairment Charges	21,476	$ 3,301	47,827	¥ 23,125
Redeemable Noncontrolling Interest, Equity, Carrying Amount	396,281		0		60,907
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment pledged as collateral	206,244		0		31,699
Secured bank borrowings	¥ 280,459		¥ 0		$ 43,105